Note 11 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	(in thousands)
	2020	2019	2018
Current	$3,711	$1,086	$(211)
Deferred	(789)	529	1,740
Total provision for income taxes	$2,922	$1,615	$1,529

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	(in thousands)
	2020	2019	2018
Expected tax using statutory tax rate	$3,502	$2,578	$2,047
Increase (decrease) in tax resulting from:
Tax-exempt income on state and municipal securities and political subdivision loans	(472)	(386)	(358)
Tax-exempt income on life insurance contracts	(77)	(82)	(83)
Deductible dividends paid to United Bancshares, Inc. ESOP	(44)	(42)	(37)
Tax-exempt settlement	-	(416)	-
Other, net	13	(37)	(40)
Total provision for income taxes	$2,922	$1,615	$1,529

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	(in thousands)
	2020	2019
Deferred tax assets:
Allowance for loan losses	$2,099	$868
Deferred compensation	330	312
Nonaccrual loan interest	162	212
Deferred loan fees	437	130
Accrued vacation expense	101	96
Accrued profit sharing	181	123
Loans fair value adjustments	306	421
Other	198	124
Net operating loss carryforwards	853	1,285
Total deferred tax assets	4,667	3,571
Deferred tax liabilities:
Federal Home Loan Bank stock dividends	526	526
Unrealized gain on securities available for sale	1,956	764
Capitalized mortgage servicing rights	238	223
Fixed asset depreciation	673	424
Acquisition intangibles	1,897	1,907
Trust preferred fair value adjustment	72	77
Other	125	67
Total deferred tax liabilities	5,487	3,988
Net deferred tax liabilities	$(820)	$(417)